Document And Entity Information	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Cineverse Corp.
Entity Central Index Key	0001173204
Entity Emerging Growth Company	false
Entity File Number	001-31810
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3720962
Entity Address, Address Line One	224 W. 35th St.
Entity Address, Address Line Two	Suite 500, #947
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	206-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	CLASS A COMMON STOCK, PAR VALUE $0.001 PER SHARE
Trading Symbol	CNVS
Security Exchange Name	NASDAQ